Nature of Business	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
1.	Nature of Business

Sugarmade, Inc. (hereinafter referred to as ’‘we’’, ’‘us” or “the/our Company’’) is a publicly traded company incorporated in the state of Delaware. Our previous legal name was Diversified Opportunities, Inc. Our Company, Sugarmade, Inc. operates much of its business activities through our subsidiary, SWC Group, Inc., a California corporation (“SWC’’).

Sugarmade, Inc. was founded in 2010. In 2014, CarryOutSupplies.com was acquired by Sugarmade, Inc., creating the Company as it is today. As of the end of the reporting period, March 31, 2019, we were involved in several businesses including, the supply of products to the quick service restaurant sub-sector of the restaurant industry and as an importer, distributor and marketer of hydroponic supplies to various agricultural sectors. We had previously been a marketer of culinary seasoning products Seasoning Stix and Sriracha Seasoning Stix and a marketer of tree-free paper products. These products were discontinued during 2018 in order to focus the majority of our corporate resources on the marketing of hydroponic supplies.

The marketplace in which we plan to be mainly engaged is generally referred to as hydroponic agricultural supplies. While some of our customers are engaged in the legal cultivation, processing and/or distribution of cannabis or cannabis containing products, our Company neither sells any products containing cannabis nor do we handle, process, or distribute any products containing cannabis.

Our legacy business operation, CarryOutSupplies.com, is a producer and wholesaler of custom printed and generic supplies servicing more than 2,000 quick service restaurants. Our products include double poly paper cups for cold beverage; disposable, clear, plastic cold cups, paper coffee cups, yogurt cups, ice cream cups, cup lids, cup sleeves, food containers, soup containers, plastic spoons and many other similar products for this market sector. CarryOutSupplies.com was founded in 2009 when the founders gained first-hand experience within the restaurant industry of the difficulty for restaurant owners to acquire custom printed supplies at a reasonable cost. Many quick service restaurants wish to acquire custom printed products, such as those embossed with logos, but the minimum order size for such customization had been cost prohibitive. With that in mind, carry out supplies was founded to provide products to this underserved section of the market. Since that time, the company has become a key supplier to many popular U.S. franchises, particularly in the frozen dessert segments. The company estimates it holds at least a 20% market share of generic and printed products within the take-out frozen yogurt and ice cream industries.

In December 2017, we announced a Master Marketing Agreement with BizRight, LLC where the Company would market BizRight’s products. The Company also gained an option to acquire all of BizRight’s operations. See Note 4 below for further details.

Also during 2017, Sugarmade announced the signing of an exclusive distribution agreement for California, Oregon and Washington with privately held Plantation Corp. for its BudLife preservation technology based on integration of specialized gases and natural agents that dramatically extends the useful life of medical marijuana up to six (6) months by actively monitoring the internal containers environment and automatically adjusting its atmosphere as needed. Sugarmade has conducted initial product prototype testing of the BudLife product, realizing positive results. Sugarmade plans to move forward as Plantation’s distribution partner upon availability of the BudLife product line. As of the end of the reporting period, the Company is awaiting final product availability in order to begin marketing the products under the Agreement.

During October 2018, the Company signed a Letter of Intent to acquire Sky Unlimited, LLC doing business as Athena United, a Southern California-based, supplier of hydroponic cultivation supplies to the wholesale sector and to large commercial cultivators. Athena United operates its ecommerce website at www.AthenaUnited.com. Under the terms of the Agreement, which contains both binding and non-binding elements, Sugarmade will acquire all of the outstanding capital stock and the business operations for a combination of cash and common shares of Sugarmade. Athena United, and its associated operations, is believed to be one of the larger operators in this market sector and is producing revenues of approximately $40 million per year, is profitable, and cash flow positive. Should the Company be successful in its acquisition efforts, the operation would be integrated under the Sugarmade corporate umbrella with Sugarmade assuming all operations and recognizing all revenues and profits.

During January of 2019, the Company announced its intention to acquire a retail location of Washington State-based Hydro4Less. The operation is expected to produce approximately $5 million in revenues and to be profitable during calendar 2019. Additionally, via the pending transaction, Sugarmade will gain an option to purchase two additional Hydro4Less retail operations, which are currently producing in excess of $20 million annually. Should all three Hydro4Less acquisitions close, Sugarmade will increase its annual revenues by approximately $25 million per year.

Via the marketing agreement with BizRight, LLC and the acquisitions of Athena United and Hydro4Less, the Company believes it could become one of the largest and fast growing market participants in the cannabis and other agricultural supply/hydroponic industries. As has been also outlined and disclosed in other corporate filings, there can be no assurances these acquisitions will close and that such revenues will be realized by the Company.

1.	Nature of Business

Sugarmade, Inc. (hereinafter referred to as ''we'', ''us"or "the/our Company'') is a publicly traded company incorporated in the state of Delaware. Our previous legal name was Diversified Opportunities, Inc. Our Company, Sugarmade, Inc. operates through our subsidiary, Sugarmade, Inc., a California corporation ("SWC Group, Inc., - CA''). As of the end of the reporting period, June 30, 2018, we were involved in several businesses including the supply of products to the quick service restaurant sub-sector of the restaurant industry and as a distributor of paper products derived from non-wood sources. We are headquartered in Monrovia, California, a suburb of Los Angeles, with two (2) additional warehouse locations in Southern California. As of date of this filing, we employ 7 full-time workers.

Our Board of Directors believes the legal cannabis-related supply sector could be highly lucrative for the Company, and thus we plan to pursue a strategy of expanding operations within this area. According to the State of Legal Marijuana Markets Report (4th Edition), published by Arc View Market Research and produced by New Frontier, California is the largest medical marijuana program in the country among states where medical marijuana is currently legal. The California market is fueled by the state's large size, longevity as the first-in-the-nation medical marijuana program, and low barriers to patient access. Even with California's newly passed recreational marijuana law, which will significantly tighten the program with new restrictions; the market is still projected to reach $2.6 billion in sales in 2020. That is nearly double Colorado's $1.5 billion, and over five times the size of the markets in Arizona, Oregon, and Michigan for that year. If legalized in 2016, the medical marijuana markets in Ohio and Pennsylvania will become two of the largest in the country by 2020. According to the data, a handful of states in the western U.S. project to command over 50% of the medical marijuana market by 2020. As more and more states legalize both medical and recreational cannabis, we believe our company can benefit from our Internet and e-commerce marketing activities.

As of the date of this filing, our main business operation, CarryOutSuppies.com, is a producer and wholesaler of custom printed and generic supplies servicing more than 3,000 quick service restaurants. Our products include double poly paper cups for cold beverage; disposable, clear, plastic cold cups, paper coffee cups, yogurt cups, ice cream cups, cup lids, cup sleeves, food containers, soup containers, plastic spoons and many other similar products for this market sector. CarryOutSupplies.com was founded in 2009 when the founders gained first-hand experience within the restaurant industry of the difficulty for restaurant owners to acquire custom printed supplies at a reasonable cost. Many quick service restaurants wish to acquire custom printed products, such as those embossed with logos, but the minimum order size for such customization had been cost prohibitive. With that in mind, carry out supplies was founded to provide products to this underserved section of the market. Since that time, the company has become a key supplier to many popular U.S. franchises, particularly in the frozen dessert segments. The company estimates it holds approximately 40% market share of generic and printed products within the take-out frozen yogurt and ice cream industries. We also hold a product supply and licensing agreement FreeHand® ThumbTray™ for the western part of the United States.

We are also a distributor of paper made from 100% reclaimed sugarcane fiber, enhanced with bamboo. Sugarcane fiber, called bagasse, is a discarded byproduct of sugarcane production. Sugarmade, Inc. was founded in 2010. As is explained below, in 2014, CarryOutSupplies.com was acquired by Sugarmade, Inc., creating the Company as it is today. Relative to Sugarmade Paper, our third- party contract manufacturer uses bagasse and bamboo, as opposed to wood products significantly reducing its manufacturing carbon footprint, energy consumption, and attendant water pollution during the manufacture of its products. This allows us to offer our unique, exclusive, tree-free paper products at price-parity equal to or less than current recycled fiber products already on the market. Our products were unique and we believe offered an ideal solution for those consumers (both corporate and individual) seeking to meet their sustainability mandates or personal environmentally conscious goals, at a price that is equal to or less than current recycled products.

Our primary focus for this business unit as of filing of this report is the organization and administration of fundraisers and paper drives for schools, non-profits and other institutions.

During September of 2016, the Company completed negotiations for and signed an agreement with HUY FONG FOODS, INC. ("HFFI"), the maker of Sriracha Hot Chili Sauce. Under the terms of the agreement, the Company is granted license to use the licensed marks of HFFI. Based on this agreement and a separate license agreement signed during 2015 with Seasoning Stix International, LLC, the Company introduced new culinary seasoning products named Sriracha Seasoning Stix and Sriracha Seasoning Stix. The Company launched the products in 2017. During 2018, the Company’s board of directors determined this business was no longer strategic and it was thus terminated.